FLOW THROUGH PREMIUM LIABILITY (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2020
Flow Through Premium Liability [Abstract]
Flow-through premium liability	$ 759,525	$ 1,408	$ 40,000
Exploration expenses under flow through share financing	8,010,000
Qualifying Canadian exploration expenses incurred	4,334,879
Flow-through premium recovery	897,283	$ 128,367
Remaining commitment incur Qualifying CEE	$ 3,675,121		$ 4,480,000